Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at carrying value [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	R$ 147,563	R$ 78,151
Cost and fair value of financial assets held for trading by maturity, non-current	241,951	287,435
Total	389,514	365,586
Financial assets at carrying value [Member] | Non-stated maturity [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	39,137	33,781
Financial assets at carrying value [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	108,426	44,370
Financial assets at carrying value [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	170,372	212,424
Financial assets at carrying value [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	49,186	51,434
Financial assets at carrying value [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	22,393	23,577
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	145,722	77,057
Cost and fair value of financial assets held for trading by maturity, non-current	237,817	284,866
Total	383,539	361,923
Financial assets at fair value, class [member] | Non-stated maturity [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	37,223	32,853
Financial assets at fair value, class [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	108,499	44,204
Financial assets at fair value, class [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	169,113	211,325
Financial assets at fair value, class [member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	47,916	50,688
Financial assets at fair value, class [member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	R$ 20,788	R$ 22,853